Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments
Schedule of the Group's investment balances

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	12,400	28,500	4,094
Total held-to-maturity investments	12,400	28,500	4,094
- Available-for-sale investments
- Fixed income products	42,148	—	—
Total available-for-sale investments	42,148	—	—
Total Investments held by consolidated investment funds	395,929	642,759	92,326
Total short-term investments	450,477	671,259	96,420
Long-term investments
- Held-to-maturity investments
- Fixed income products	121,671	36,816	5,288
Total held-to-maturity investments	121,671	36,816	5,288
- Available-for-sale investments
- Fixed income product	139,994	15,081	2,167
Total available-for-sale investments	139,994	15,081	2,167
- Other long-term investments
- Investments measured at fair value	374,612	255,967	36,767
- Investments measured at cost less impairment
- Private equity funds products	138,149	105,614	15,171
- Other investments measured at cost less impairment	141,200	207,302	29,777
Total other long-term investments	653,961	568,883	81,715
Total Investments held by consolidated investment funds	109,439	260,311	37,391
Total long-term investments	1,025,065	881,091	126,561
Total investments	1,475,542	1,552,350	222,981